Related Party Transactions (Details) - Schedule of key management personnel equity holdings - shares		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance		18,380,777	18,380,777	18,607,443
Received as Remuneration
Received on Exercise of Options
Net Change Other				(226,666)
Balance		18,380,777	18,380,777	18,380,777
Directors [Member] | Geoffrey Kempler [Member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance		18,011,000	18,011,000	18,011,000
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance		18,011,000	18,011,000	18,011,000
Directors [Member] | Lawrence Gozlan [Member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance
Directors [Member] | Brian Meltzer [Member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance		326,666	326,666	326,666
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance		326,666	326,666	326,666
Directors [Member] | Peter Marks [Member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance		43,111	43,111	43,111
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance		43,111	43,111	43,111
Directors [Member] | Dr. David Sinclair [Member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance
Directors [Member] | Mr. Tristan Edwards [Member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance
Directors [Member] | Ms.Kathryn Andrews [Member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance
Directors [Member] | Dr David Stamler [Member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance
Directors [Member] | George Mihaly [Member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance	[1]			226,666
Received as Remuneration	[1]
Received on Exercise of Options	[1]
Net Change Other	[1]			(226,666)
Balance	[1]
Directors [Member] | Ira Shoulson [Member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance

[1]	Other changes represented the holdings of Dr. George Mihaly when he ceased to be a director of the Group on April 8, 2019.